INVENTORIES - Disclosure of detailed information about inventories (Details) - CAD ($) $ in Thousands	Aug. 31, 2020	Aug. 31, 2019
Inventories [Line Items]
Packaging and supplies	$ 11,848	$ 5,590
Total inventories	66,365	93,144
Plants in drying stage [Member]
Inventories [Line Items]
Total inventories	3,877	6,201
Dry Cannabis [Member]
Inventories [Line Items]
Available for packaging	20,932	17,979
Packaged inventory	5,663	6,754
Flower and trim available for extraction [Member]
Inventories [Line Items]
Total inventories	1,911	16,626
Concentrated extract [Member]
Inventories [Line Items]
Total inventories	19,382	36,966
Formulated Extracts [Member]
Inventories [Line Items]
Available for packaging	1,481	1,875
Packaged inventory	1,271	1,153
CAPITALIZED COST [Member]
Inventories [Line Items]
Packaging and supplies	11,848	5,590
Total inventories	46,958	38,309
CAPITALIZED COST [Member] | Plants in drying stage [Member]
Inventories [Line Items]
Total inventories	2,036	1,945
CAPITALIZED COST [Member] | Dry Cannabis [Member]
Inventories [Line Items]
Available for packaging	13,124	5,261
Packaged inventory	3,707	4,205
CAPITALIZED COST [Member] | Flower and trim available for extraction [Member]
Inventories [Line Items]
Total inventories	849	4,433
CAPITALIZED COST [Member] | Concentrated extract [Member]
Inventories [Line Items]
Total inventories	13,252	15,393
CAPITALIZED COST [Member] | Formulated Extracts [Member]
Inventories [Line Items]
Available for packaging	1,097	754
Packaged inventory	1,045	728
FAIR VALUE ADJUSTMENT [Member]
Inventories [Line Items]
Packaging and supplies	0	0
Total inventories	19,407	54,835
FAIR VALUE ADJUSTMENT [Member] | Plants in drying stage [Member]
Inventories [Line Items]
Total inventories	1,841	4,256
FAIR VALUE ADJUSTMENT [Member] | Dry Cannabis [Member]
Inventories [Line Items]
Available for packaging	7,808	12,718
Packaged inventory	1,956	2,549
FAIR VALUE ADJUSTMENT [Member] | Flower and trim available for extraction [Member]
Inventories [Line Items]
Total inventories	1,062	12,193
FAIR VALUE ADJUSTMENT [Member] | Concentrated extract [Member]
Inventories [Line Items]
Total inventories	6,130	21,573
FAIR VALUE ADJUSTMENT [Member] | Formulated Extracts [Member]
Inventories [Line Items]
Available for packaging	384	1,121
Packaged inventory	$ 226	$ 425